Summary of Significant Accounting Policies - Securities Borrowed and Securities Loaned Annual (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Securities Borrowed and Securities Loaned
Minimum initial collateral advanced or received expressed as a percentage of fair value of the underlying securities borrowed or loaned	102.00%
Virtu Financial, LLC and subsidiaries
Securities Borrowed and Securities Loaned
Minimum initial collateral advanced or received expressed as a percentage of fair value of the underlying securities borrowed or loaned		102.00%